Statements of Stockholder's Equity (Deficit) (USD $)	Common Stock	Shares Subscribed	Additional Paid-In Capital	Accumulated Deficit	Accumulated Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 1,190,900		$ 323,267	$ (1,508,091)	$ (28,995)		$ (22,919)
Beginning Balance, Shares at Dec. 31, 2009	11,550,000
Fair value of vested options issued			128,629				128,629
Common stock issued for services at $0.51, Amount	198,600					(95,625)	102,975
Common stock issued for services at $0.51, Shares	389,412
Beneficial conversion feature			350,000				350,000
Net loss for the year				(1,045,590)	(10,337)		(1,055,927)
Ending Balance, Amount at Dec. 31, 2010	1,389,500		801,896	(2,553,681)	(39,332)	(95,625)	(497,242)
Ending Balance, Shares at Dec. 31, 2010	11,939,412
Fair value of vested options issued			50,637				50,637
Beneficial conversion feature
Common stock cancelled, Amount	(95,625)					95,625
Common stock cancelled, Shares	(187,500)
Net loss for the year				50,304			50,304
Ending Balance, Amount at Dec. 31, 2011	1,293,875		852,533	(2,503,377)	(39,332)		(396,301)
Ending Balance, Shares at Dec. 31, 2011	11,751,912
Fair value of vested options issued			3,812				3,812
Beneficial conversion feature
Common stock issued for services at $0.15, Amount	70,500						70,500
Common stock issued for services at $0.15, Shares	470,000
Shares subscribed, not issued		30,000					30,000
Net loss for the year				95,003			95,003
Ending Balance, Amount at Dec. 31, 2012	$ 1,364,375	$ 30,000	$ 856,345	$ (2,408,374)	$ (39,332)		$ (196,986)
Ending Balance, Shares at Dec. 31, 2012	12,221,912